Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet	This table reconciles our wholesale funding to our balance sheet at 31 December 2025 and 31 December 2024.

		Balance sheet line item
	Funding analysis	Deposits by banks[1]	Deposits by customers[2]	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments[3]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	0.6	0.6	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.1	—	—	—	—	4.1	—	—
Senior unsecured	14.3	—	1.4	—	0.5	12.4	—	—
Covered bonds	18.9	—	—	—	—	18.9	—	—
Securitisation and structured issuance	6.7	—	—	—	—	6.7	—	—
Of which:
- RMBS and ABS	5.6	—	—	—	—	5.6	—	—
TFSME	3.9	3.9	—	—	—	—	—	—
Subordinated liabilities and equity	3.8	—	—	—	—	—	1.9	1.9
Total wholesale funding	52.3	4.5	1.4	—	0.5	42.1	1.9	1.9
Repos	9.0	—	—	9.0	—	—	—	—
Foreign exchange and hedge accounting	(1.0)	—	—	—	—	(1.0)	—	—
Other	3.3	2.1	—	—	0.8	0.3	0.1	—
Balance sheet total	63.6	6.6	1.4	9.0	1.3	41.4	2.0	1.9

2024
Deposits by banks	1.4	1.4	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.5	—	—	—	—	4.5	—	—
Senior unsecured	12.2	—	1.8	—	0.4	10.0	—	—
Covered bonds	17.4	—	—	—	—	17.4	—	—
Securitisation and structured issuance	5.1	—	—	—	—	5.1	—	—
Of which:
- RMBS and ABS	3.9	—	—	—	—	3.9	—	—
TFSME	11.0	11.0	—	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	—	2.2	1.9
Total wholesale funding	55.7	12.4	1.8	—	0.4	37.0	2.2	1.9
Repos	8.6	—	—	8.6	—	—	—	—
Foreign exchange and hedge accounting	(0.4)	—	—	—	—	(0.6)	0.2	—
Other	1.6	1.6	—	—	0.7	(0.7)	—	—
Balance sheet total	65.5	14.0	1.8	8.6	1.1	35.7	2.4	1.9
1Consists of Perpetual Capital Securities. See Note 32 to the Consolidated Financial Statements.
2This is included in our balance sheet total of £187,300m (2024:£180,967m).
3Other consists of items in the course of transmission and other deposits. See Note 21 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity	This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.
For details of the maturities of financial liabilities and off-balance sheet commitments, see Note 38 to the Consolidated Financial Statements.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc[1]
Senior unsecured	0.5	—	0.7	—	0.8	2.0	2.0	5.7	1.3	11.0
Subordinated liabilities and equity (incl. AT1)	—	0.2	—	—	—	0.2	0.9	2.0	—	3.1
	0.5	0.2	0.7	—	0.8	2.2	2.9	7.7	1.3	14.1
Other Santander UK plc
Deposits by banks	—	—	—	0.4	0.2	0.6	—	—	—	0.6
Certificates of deposit and commercial paper	0.5	3.1	0.5	—	—	4.1	—	—	—	4.1
Senior unsecured	—	—	—	—	0.1	0.1	0.7	2.3	0.2	3.3
Covered bonds	—	2.8	0.8	0.2	0.1	3.9	6.2	7.2	1.6	18.9
Securitisation & structured issuance[2]	—	0.5	0.7	0.2	0.2	1.6	1.5	3.0	—	6.1
Of which:
– RMBS and ABS	—		0.1	0.2	0.2	0.5	1.5	3.0	—	5.0
TFSME	—	—	—	—	—	—	2.5	—	1.4	3.9
Subordinated liabilities	—	—	—	—	—	—	—	0.2	0.5	0.7
	0.5	6.4	2.0	0.8	0.6	10.3	10.9	12.7	3.7	37.6
Other group entities
Securitisation & structured issuance[3]	—	—	0.6	—	—	0.6	—	—	—	0.6
Total at 31 December 2025	1.0	6.6	3.3	0.8	1.4	13.1	13.8	20.4	5.0	52.3
Of which:
– Secured	—	3.3	2.0	0.4	0.3	6.0	10.2	10.3	3.0	29.5
– Unsecured	1.0	3.3	1.3	0.4	1.1	7.1	3.6	10.1	2.0	22.8

2024
Total at 31 December 2024	3.3	4.8	1.8	1.2	8.5	19.6	9.0	22.0	5.1	55.7
Of which:
– Secured	0.9	0.5	1.3	0.2	7.2	10.1	6.8	14.1	2.5	33.5
– Unsecured	2.4	4.3	0.5	1.0	1.3	9.5	2.2	7.9	2.6	22.2
1 99% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of
England for Internal MREL.
2Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
3Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.
Summary of Wholesale Funding by Currency	This table shows our wholesale funding by major currency at 31 December 2025 and 31 December 2024.

	2025				2024
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured	19	68	12	1	25	62	12	1
Subordinated liabilities and equity (incl. AT1)	94	6	—	—	89	11	—	—
	36	54	9	1	42	48	9	1
Other Santander UK plc
Deposits by banks	1	97	1	1	1	97	2	—
Certificates of deposit and commercial paper	36	64	—	—	24	67	8	1
Senior unsecured	49	—	51	—	80	—	20	—
Covered bonds	49	8	39	4	48	9	40	3
Securitisation & structured issuance	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	77	23	—	—	76	24	—	—
	61	13	24	2	65	15	18	2
Other group entities
Securitisation & structured issuance	100	—	—	—	100	—	—	—

Total	55	24	20	1	60	23	16	1

Summary of External Term Issuance, Sterling Equivalent	In 2025, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2025	Total 2024
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured	—	3.0	—	—	3.0	0.8
Subordinated debt and equity (inc. AT1)	0.5	—	—	—	0.5	0.4
	0.5	3.0	—	—	3.5	1.2
Other Santander UK plc
Securitisations and other secured funding	1.7	—	—	—	1.7	1.2
Of which:
–RMBS and ABS	1.7	—	—	—	1.7	1.2
Covered bonds	1.0	—	1.7	—	2.7	5.9
Senior unsecured[1]	0.3	—	1.7	—	2.0	0.1
	3.0	—	3.4	—	6.4	7.2
Other group entities
Securitisations	0.6	—	—	—	0.6	—
Total gross issuances	4.1	3.0	3.4	—	10.5	8.4
1 Credit linked notes are not included in the Term issuance table. As a result, 2024 has been restated to exclude £0.4bn of CLN issuance.

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory	On-balance sheet encumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks[3]
	Covered bonds	Securitisations	Other	Total
2025	£m	£m	£m	£m	£m
Cash and balances at central banks[1,2]	—	—	1,440	1,440	—
Loans and advances to customers	27,428	9,038	100	36,566	41,857
Loans and advances to banks	—	—	238	238	—
Other financial assets at amortised cost	—	—	1,282	1,282	—
Financial assets at fair value through other comprehensive income	—	—	2,349	2,349	551
Total assets	27,428	9,038	5,409	41,875	42,408

2024
Cash and balances at central banks[1,2]	—	—	1,580	1,580	—
Loans and advances to customers	25,695	7,026	68	32,789	49,888
Loans and advances to banks	—	—	139	139	—
Other financial assets at amortised cost	—	—	1,529	1,529	—
Financial assets at fair value through other comprehensive income	—	—	3,920	3,920	584
Total assets	25,695	7,026	7,236	39,957	50,472
1Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
2Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
3Comprises pre-positioned assets and encumbered assets.